HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

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Supplement dated November 22, 2017 to your Prospectus

SHARE CLASS CHANGE

Columbia Diversified Equity Income Fund – Class R4

Columbia Select Smaller-Cap Value Fund – Class R4

Columbia Small/Mid Cap Value Fund – Class R4

Effective November 1, 2017, the following shares were renamed in your Prospectus:

Former Share Class	New Share Class

Columbia Diversified Equity Income Fund – Class R4	Columbia Diversified Equity Income Fund – Class ADV
Columbia Select Smaller-Cap Value Fund – Class R4	Columbia Select Smaller-Cap Value Fund – Class ADV
Columbia Small/Mid Cap Value Fund – Class R4	Columbia Small/Mid Cap Value Fund – Class ADV

As a result of the change, all references to the Former Share Classes in your Prospectus is deleted and replaced with the New Share Classes.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.